Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 3,877	$ 2,571
Investment securities	7,595	7,267
Receivables, less allowance for doubtful accounts of $118 in 2016 and $101 in 2015	1,280	1,161
Other current assets	3,438	4,712
Total current assets	16,190	15,711
Property and equipment, net	1,505	1,384
Long-term investment securities	2,203	1,843
Goodwill	3,272	3,265
Other long-term assets	2,226	2,475
Total assets	25,396	24,678
Current liabilities:
Benefits payable	4,563	4,976
Trade accounts payable and accrued expenses	2,467	2,212
Book overdraft	212	301
Unearned revenues	280	364
Short-term borrowings	300	299
Total current liabilities	7,822	8,152
Long-term debt	3,792	3,794
Future policy benefits payable	2,834	2,151
Other long-term liabilities	263	235
Total liabilities	14,711	14,332
Commitments and contingencies (Note 16)
Stockholders’ equity:
Preferred stock, $1 par; 10,000,000 shares authorized; none issued	0	0
Common stock, $0.16 2/3 par; 300,000,000 shares authorized; 198,495,007 shares issued at December 31, 2016 and 198,372,059 shares issued at December 31, 2015	33	33
Capital in excess of par value	2,562	2,530
Retained earnings	11,454	11,017
Accumulated other comprehensive (loss) income	(66)	58
Treasury stock, at cost, 49,189,811 shares at December 31, 2016 and 50,084,043 shares at December 31, 2015	(3,298)	(3,292)
Total stockholders’ equity	10,685	10,346
Total liabilities and stockholders’ equity	$ 25,396	$ 24,678